Document And Entity Information	Feb. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2023
Entity Registrant Name	MERCURY GENERAL CORPORATION
Entity Central Index Key	0000064996
Entity Emerging Growth Company	false
Securities Act File Number	001-12257
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-2211612
Entity Address, Address Line One	4484 Wilshire Boulevard
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	323
Local Phone Number	937-1060
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MCY
Security Exchange Name	NYSE